Crawford Large Cap Dividend Fund
Schedule of Investments
March 31, 2025 (Unaudited)
COMMON STOCKS — 98.64% Shares Fair Value
Communications — 2.45%
Omnicom Group, Inc. 16,850 $ 1,397,034
Consumer Discretionary — 4.81%
Genuine Parts Co. 9,420 1,122,299
Home Depot, Inc. (The) 4,410 1,616,221
2,738,520
Consumer Staples — 11.89%
Coca-Cola Co. (The) 28,000 2,005,360
Mondelez International, Inc., Class A 15,850 1,075,423
Philip Morris International, Inc. 14,750 2,341,267
Procter & Gamble Co. (The) 7,900 1,346,318
6,768,368
Energy — 1.35%
Canadian Natural Resources Ltd. 25,000 770,000
Financials — 25.42%
American Express Co. 9,900 2,663,595
BlackRock, Inc. 1,700 1,609,016
Charles Schwab Corp. (The) 15,000 1,174,200
Intercontinental Exchange, Inc. 6,200 1,069,500
JPMorgan Chase & Co. 3,000 735,900
Marsh & McLennan Companies, Inc. 5,650 1,378,770
PNC Financial Services Group, Inc. (The) 5,000 878,850
S&P Global, Inc. 3,300 1,676,730
Visa, Inc., Class A 5,050 1,769,823
Willis Towers Watson PLC 4,498 1,520,098
14,476,482
Health Care — 17.50%
AbbVie, Inc. 11,500 2,409,479
AstraZeneca PLC - ADR 25,000 1,837,500
Johnson & Johnson 9,140 1,515,778
Medtronic PLC 20,000 1,797,200
Merck & Co., Inc. 9,000 807,840
Quest Diagnostics, Inc. 7,000 1,184,400
Stryker Corp. 1,100 409,475
9,961,672
Industrials — 15.69%
CSX Corp. 25,000 735,750
Honeywell International, Inc. 7,750 1,641,063
Johnson Controls International PLC 23,000 1,842,530
Roper Technologies, Inc. 1,000 589,580
RTX Corp. 10,500 1,390,830
TE Connectivity PLC 10,000 1,413,200
United Parcel Service, Inc., Class B 12,000 1,319,880
8,932,833

Crawford Large Cap Dividend Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)
COMMON STOCKS — 98.64% - (continued) Shares Fair Value
Technology — 16.14%
Accenture PLC, Class A 5,390 $ 1,681,896
Amdocs Ltd. 16,500 1,509,750
Microsoft Corp. 9,120 3,423,556
SAP SE - ADR 4,000 1,073,760
Texas Instruments, Inc. 8,350 1,500,495
9,189,457
Utilities — 3.39%
American Electric Power Company, Inc. 5,700 622,839
WEC Energy Group, Inc. 12,000 1,307,760
1,930,599
Total Common Stocks (Cost $27,604,127) 56,164,965
MONEY MARKET FUNDS — 1.39% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.20%
(a)
789,966 789,966
Total Money Market Funds (Cost $789,966) 789,966
Total Investments — 100.03% (Cost $28,394,093) 56,954,931
Liabilities in Excess of Other Assets — (0.03)% (16,543)
NET ASSETS — 100.00% $ 56,938,388
(a) Rate disclosed is the seven day effective yield as of March 31, 2025.
ADR - American Depositary Receipt.

Crawford Small Cap Dividend Fund
Schedule of Investments
March 31, 2025 (Unaudited)
COMMON STOCKS — 98.24% Shares Fair Value
Consumer Discretionary — 7.14%
Academy Sports & Outdoors, Inc. 123,210 $ 5,619,608
Columbia Sportswear Co. 49,300 3,731,517
HNI Corp. 102,522 4,546,851
Lakeland Industries, Inc. 133,985 2,721,235
Rocky Brands, Inc. 140,245 2,436,056
Shoe Carnival, Inc. 137,073 3,014,235
22,069,502
Consumer Staples — 7.25%
Flowers Foods, Inc. 146,551 2,785,935
Inter Parfums, Inc. 32,446 3,694,626
J&J Snack Foods Corp. 33,790 4,450,818
Phibro Animal Health Corp., Class A 178,777 3,818,677
Turning Point Brands, Inc. 71,618 4,256,974
Utz Brands, Inc. 241,326 3,397,870
22,404,900
Energy — 2.21%
DT Midstream, Inc. 70,805 6,831,266
Financials — 21.71%
Artisan Partners Asset Management, Inc., Class A 79,708 3,116,583
BancFirst Corp. 42,142 4,630,142
First Hawaiian, Inc. 127,437 3,114,560
Hamilton Lane, Inc., Class A 38,941 5,789,358
Hanover Insurance Group, Inc. 44,059 7,664,063
Lazard, Inc. 108,697 4,706,580
Old Republic International Corp. 186,308 7,307,000
Piper Sandler Companies 12,947 3,206,454
SouthState Corp. 49,862 4,628,191
Stock Yards Bancorp, Inc. 77,570 5,356,984
Trico Bancshares 119,344 4,770,180
Walker & Dunlop, Inc. 55,595 4,745,589
Webster Financial Corp. 73,386 3,783,048
WSFS Financial Corp. 82,949 4,302,565
67,121,297
Health Care — 9.27%
CONMED Corp. 97,566 5,892,011
Embecta Corp. 275,233 3,509,221
LeMaitre Vascular, Inc. 76,702 6,435,298
Perrigo Co. PLC 251,906 7,063,444
US Physical Therapy, Inc. 79,445 5,748,640
28,648,614
Industrials — 33.55%
Advanced Energy Industries, Inc. 38,930 3,710,418
AZZ, Inc. 81,701 6,831,021
Belden, Inc. 62,194 6,234,949
Cactus, Inc., Class A 64,446 2,953,560

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)
COMMON STOCKS — 98.24% - (continued) Shares Fair Value
Industrials — 33.55% - (continued)
Cadre Holdings, Inc. 140,752 $ 4,167,667
ESCO Technologies, Inc. 44,671 7,108,049
Franklin Electric Co., Inc. 58,218 5,465,506
H&R Block, Inc. 58,921 3,235,352
Hackett Group, Inc. (The) 237,086 6,927,653
Hexcel Corp. 67,899 3,718,149
Information Services Group, Inc. 619,637 2,422,781
Landstar System, Inc. 21,418 3,216,984
Littelfuse, Inc. 24,902 4,899,219
ManpowerGroup, Inc. 55,523 3,213,671
Mesa Laboratories, Inc. 20,030 2,376,760
Moog, Inc., Class A 36,595 6,343,744
MSC Industrial Direct Co., Inc., Class A 59,215 4,599,229
Mueller Water Products, Inc., Series A 263,464 6,697,255
Standex International, Inc. 36,212 5,844,255
Tennant Co. 37,187 2,965,663
Valmont Industries, Inc. 21,898 6,249,032
Woodward, Inc. 24,690 4,505,678
103,686,595
Materials — 2.63%
HB Fuller Co. 87,754 4,924,754
WD-40 Co. 13,150 3,208,600
8,133,354
Real Estate — 7.05%
Independence Realty Trust, Inc. 327,293 6,948,430
National Storage Affiliates Trust 144,579 5,696,413
STAG Industrial, Inc. 118,778 4,290,261
Terreno Realty Corp. 76,830 4,857,193
21,792,297
Technology — 5.76%
American Software, Inc., Class A 268,998 3,835,911
CTS Corp. 79,841 3,317,394
Pegasystems, Inc. 76,636 5,327,735
Power Integrations, Inc. 105,499 5,327,699
17,808,739
Utilities — 1.67%
Black Hills Corp. 85,352 5,176,599
Total Common Stocks (Cost $246,227,756) 303,673,163

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)
MONEY MARKET FUNDS — 1.82% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.20%
(a)
5,635,465 $ 5,635,465
Total Money Market Funds (Cost $5,635,465) 5,635,465
Total Investments — 100.06% (Cost $251,863,221) 309,308,628
Liabilities in Excess of Other Assets — (0.06)% (180,102)
NET ASSETS — 100.00% $ 309,128,526
(a) Rate disclosed is the seven day effective yield as of March 31, 2025.

Crawford Multi-Asset Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)
COMMON STOCKS — 54.33% Shares Fair Value
Communications — 2.06%
Verizon Communications, Inc. 67,860 $ 3,078,130
Consumer Staples — 4.18%
Philip Morris International, Inc. 39,360 6,247,613
Energy — 14.95%
Canadian Natural Resources Ltd. 89,910 2,769,228
Chevron Corp. 23,270 3,892,838
Kinder Morgan, Inc. 189,540 5,407,576
Kinetik Holdings, Inc. 56,335 2,926,040
ONEOK, Inc. 34,175 3,390,844
Williams Companies, Inc. (The) 66,860 3,995,554
22,382,080
Financials — 3.84%
Huntington Bancshares, Inc. 204,570 3,070,596
Prudential Financial, Inc. 23,890 2,668,035
5,738,631
Health Care — 6.38%
AbbVie, Inc. 19,670 4,121,258
Perrigo Co. PLC 89,840 2,519,114
Pfizer, Inc. 114,460 2,900,416
9,540,788
Industrials — 1.88%
United Parcel Service, Inc., Class B 25,580 2,813,544
Real Estate — 12.84%
Alexandria Real Estate Equities, Inc. 18,130 1,677,206
Crown Castle International Corp. 23,610 2,460,870
Four Corners Property Trust, Inc. 130,810 3,754,248
Healthpeak Properties, Inc. 157,833 3,191,383
Lamar Advertising Co., Class A 24,080 2,739,822
Mid-America Apartment Communities, Inc. 9,120 1,528,330
WP Carey, Inc. 60,995 3,849,394
19,201,253
Technology — 0.56%
American Software, Inc., Class A 59,020 841,625
Utilities — 7.64%
American Electric Power Company, Inc. 31,470 3,438,727
Dominion Energy, Inc. 52,600 2,949,282
Duke Energy Corp. 41,330 5,041,020
11,429,029
Total Common Stocks (Cost $69,818,065) 81,272,693

Crawford Multi-Asset Income Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)
PREFERRED STOCKS — 30.15% Shares Fair Value
Financials — 18.06%
AGNC Investment Corp., Series G, 7.75% 84,588 $ 2,206,901
American Express Co., Series D, 3.55% 3,734,000 3,618,278
Annaly Capital Management, Inc., Series F, 6.95% 73,700 1,880,824
Bank of America Corp., Series KK, 5.38% 9,830 220,684
Charles Schwab Corp. (The), Series I, 4.00% 6,109,000 5,961,854
Invesco Mortgage Capital, Inc., Series C, 7.50% 123,930 2,947,055
M&T Bank Corp., Series J, 7.50% 48,900 1,276,290
Two Harbors Investment Corp., Series B, 7.63% 167,200 3,917,495
Wells Fargo & Co., Series L, 7.50% 4,150 4,983,320
27,012,701
Real Estate — 6.91%
Armada Hoffler Properties, Inc., Series A, 6.75% 131,440 2,896,938
Digital Realty Trust, Inc., Series L, 5.20% 151,540 3,048,985
UMH Properties, Inc., Series D, 6.38% 116,080 2,597,870
Vornado Realty Trust, Series M, 5.25% 110,150 1,799,851
10,343,644
Utilities — 5.18%
Sempra Energy, 5.75% 8,690 186,227
Southern Co. (The), Series A, 4.95% 185,090 3,779,538
Spire, Inc., Series A, 5.90% 157,370 3,786,322
7,752,087
Total Preferred Stocks (Cost $47,166,044) 45,108,432
CORPORATE BONDS — 12.88%
Principal
Amount Fair Value
Energy — 1.97%
TransCanada Trust, 5.63%, 5/20/2075 $ 2,950,000 2,951,975
Financials — 3.01%
Truist Financial Corp., 6.67%, Perpetual 4,510,000 4,496,936
Real Estate — 2.64%
Crown Castle, Inc., 5.00%, 1/11/2028 3,936,000 3,949,970
Technology — 2.63%
Fidelity National Information Services, Inc., 4.50%, 7/15/2025 3,936,000 3,932,157
Utilities — 2.63%
WEC Energy Group, Inc., 4.75%, 1/9/2026 3,936,000 3,937,481
Total Corporate Bonds (Cost $19,071,768) 19,268,519

Crawford Multi-Asset Income Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)
MONEY MARKET FUNDS — 2.46% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.20%
(a)
3,679,289 $ 3,679,289
Total Money Market Funds (Cost $3,679,289) 3,679,289
Total Investments — 99.82% (Cost $139,735,166) 149,328,933
Other Assets in Excess of Liabilities — 0.18% 262,260
NET ASSETS — 100.00% $ 149,591,193
(a) Rate disclosed is the seven day effective yield as of March 31, 2025.